Related party transactions	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related party transactions

37	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong
Listing Rules. In applying IAS 24, it was determined that for this financial reporting period all KMP included Directors, former Directors and senior management listed on pages 275 to 282 except for the roles of Group Chief Legal Officer, Group Head of Internal Audit, Group Chief
Human Resources Officer, Group Chief Sustainability Officer, Group Head of Strategy, Group Chief Communications and Brand Officer, and
Group Company Secretary and Chief Governance Officer who do not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interests in shares are disclosed in the ‘Directors’ remuneration report’ on pages 315 to 342.
IAS 24 ‘Related Party Disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2023	2022	2021
	$m	$m	$m
Short-term employee benefits	51	52	50
Post-employment benefits	1	1	—
Other long-term employee benefits	10	8	6
Share-based payments	29	26	27
Year ended 31 Dec	91	87	83

Shareholdings, options and other securities of Key Management Personnel
	2023	2022
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	32	35
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	20,409	18,185
Number of other HSBC securities held	228	228
At 31 Dec	20,669	18,448

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2023		2022
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	11	16	16	25
Deposits	60	130	53	123
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2023 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $2.6m (2022: $2.5m).
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of
Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2023		2022
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	98	94	140	90
Unsubordinated amounts due from associates	7,907	5,910	7,378	6,594
Amounts due to associates	3,002	1,668	2,548	1,295
Amounts due to joint ventures	95	61	57	53
Fair value of derivative assets with associates	1,514	795	1,205	841
Fair value of derivative liabilities with associates	4,388	2,962	4,319	3,648
Guarantees and commitments	503	331	513	293
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2023, $3.1bn (2022: $2.9bn) of HSBC post-employment benefit plan assets were under management by HSBC companies, earning management fees of $13m in 2023 (2022: $13m). At 31 December 2023, HSBC’s post-employment benefit plans had placed deposits of $402m (2022: $369m) with its banking subsidiaries, earning interest payable to the schemes of $2m (2022: nil). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2023, the gross notional value of the swaps was $7.1bn (2022: $6.6bn). These swaps had a positive fair value to the scheme of $0.5bn (2022: $0.5bn); and HSBC had delivered collateral of $0.6bn (2022: $0.5bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 40.

Transactions and balances during the year with subsidiaries
	2023		2022
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	8,396	7,029	7,421	3,210
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	60,309	59,879	52,322	52,322
Derivatives	4,010	3,344	5,380	3,801
Loans and advances to HSBC undertakings	28,213	27,354	26,765	26,765
Prepayments, accrued income and other assets	7,417	5,145	4,893	4,803
Investments in subsidiaries	167,542	159,478	167,542	167,542
Total related party assets at 31 Dec	275,887	262,229	264,323	258,443
Liabilities
Amounts owed to HSBC undertakings	179	168	314	314
Derivatives	9,309	6,090	8,318	6,922
Accruals, deferred income and other liabilities	505	341	1,375	429
Subordinated liabilities	927	913	900	900
Total related party liabilities at 31 Dec	10,920	7,512	10,907	8,565
Guarantees and commitments	7,723	7,723	17,707	17,707
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company.
HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.